Leases - Summary of table presents lease assets and liabilities and their classification on the condensed consolidated balance sheet (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Operating lease assets	$ 831	$ 3,200	$ 18,543	$ 23,678
Total leased assets	831		18,858	23,877
Current:
Operating lease liabilities	559		5,064	4,468
Non-current:
Operating lease liabilities	0		9,415	14,479
Finance lease liabilities			0	48
Total lease liabilities	$ 559		$ 14,527	$ 19,161